EQUITY - Capital reserves (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 12, 2015	Dec. 31, 2018	Dec. 31, 2017
EQUITY
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (in shares)	2,332,686
Preferred shares
EQUITY
Transfer of lawsuits concerning judicial proceedings (in shares)		62	62
Treasury shares
EQUITY
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (in shares)	(45.26)
Transfer of lawsuits concerning judicial proceedings (in shares)			62
Treasury shares | Preferred shares
EQUITY
Transfer of lawsuits concerning judicial proceedings (in shares)			62
Other capital reserves
EQUITY
Excess of value in the issue or capitalization		R$ 2,735,930	R$ 2,735,930
Cancelation of treasury shares according to the Special Shareholders' Meeting of 3/12/15		(112,107)	(112,107)
Direct costs on capital increase (net of taxes) according to the Special Shareholders Meeting of 04/30/15		(62,433)	(62,433)
Incorporation of shares of GVTPart		(1,188,707)	(1,188,707)
Effects of the acquisition of Lemontree and GTR by Company and Tglog by TData		(75,388)	(75,388)
Preferred shares delivered referring to the legal process of expansion plan		2	2
Total		1,238,278	1,238,268
Special goodwill reserve
EQUITY
Tax benefit generated by merger		63,074	63,074
Telefonica Data S.A. (TData) | Other capital reserves
EQUITY
Effects of the acquisition		(59,029)	R$ (59,029)
Terra Networks | Other capital reserves
EQUITY
Effects of the acquisition		R$ 10